JPMorgan Short-Intermediate Municipal Bond Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
BLOOMBERG US 1-5 YEAR BLEND (1-6) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.35%	1.31%	1.74%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	4.38%	1.09%	1.71%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.38%	1.09%	1.69%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	1.37%	1.78%